General and Administrative (Details) - Schedule of formation and other operating expenses - Moringa Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and Administrative (Details) - Schedule of formation and other operating expenses [Line Items]
Legal expenses	$ 353,368	$ 145,000
Audit, bookkeeping and accounting	110,237	50,000
Professional services	78,411
Management fees	109,295
Insurance	281,147
Other	11,475	860
Total	$ 943,933	$ 195,860